Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net Income	$ 139,138	$ 74,951	$ 70,568
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(1,796)	(1,227)	619
Unrealized loss on derivative instrument	(3,588)	(757)	(482)
Change in unrealized appreciation on marketable securities	(11)	6	53
Change in other comprehensive income (loss)	(5,395)	(1,978)	190
Comprehensive Income	133,743	72,973	70,758
Amounts Attributable to Noncontrolling Interests:
Add: Net loss attributable to noncontrolling interests	1,864	314	713
Foreign currency translation adjustment	346	(816)	(31)
Comprehensive loss (income) attributable to noncontrolling interests	2,210	(502)	682
Amounts Attributable to Redeemable Noncontrolling Interest:
Less: Net income attributable to redeemable noncontrolling interest	(1,923)	(1,293)	(2,258)
Foreign Currency Translation Adjustment	5	12	(12)
Comprehensive income attributable to redeemable noncontrolling interest	(1,918)	(1,281)	(2,270)
Comprehensive Income Attributable to W. P. Carey Members	$ 134,035	$ 71,190	$ 69,170